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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 12b-25
                           NOTIFICATION OF LATE FILING

                                                         SEC FILE NUMBER 0-26467
                                                          CUSIP NUMBER 391601101

(Check One): [ X ] Form 10-K [ ] Form 20-F [ ] Form 11-K [ ] Form 10-Q [ ] Form 10-D [ ]Form N-SAR [ ] Form N-CSR

For Period Ended:  SEPTEMBER 30, 2006
                   -------------------------------------------------------------
[   ] Transition Report on Form 10-K
[   ] Transition Report on Form 20-F
[   ] Transition Report on Form 11-K
[   ] Transition Report on Form 10-Q
[   ] Transition report on Form N-SAR

For the Transition Period Ended:

READ INSTRUCTION (ON BACK PAGE) BEFORE PREPARING FORM.  PLEASE PRINT OR TYPE.

         NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION HAS VERIFIED ANY INFORMATION CONTAINED HEREIN.

         If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I - REGISTRANT INFORMATION

Full Name of Registrant:  GREATER ATLANTIC FINANCIAL CORP.
                          ------------------------------------------------------
Former Name if Applicable:
                          ------------------------------------------------------
Address of Principal Executive Office (STREET AND NUMBER):  10700 PARKRIDGE
                                                            --------------------
BOULEVARD
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City, State and Zip Code   RESTON, VIRGINIA  20191
                           -----------------------------------------------------

PART II - RULE 12b-25(b) AND (c)

         If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate). [ ]

         (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
         (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and
         (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.


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PART III -- NARRATIVE

         State below in reasonable detail why the Form 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.
(Attach extra sheets if needed.)

         Greater Atlantic Financial Corp. (the "Company"), the holding company for Greater Atlantic Bank (the "Bank"), will be unable to file its Annual Report on Form 10-K for the fiscal year ended September 30, 2006 by the applicable due date or by the expiration of the applicable extension period prescribed by SEC Rule 12b-25 and, accordingly, the Company is not requesting the fifteen-day extension permitted by that rule. The Company is investigating an un-reconciled inter-company account between the Bank and Greater Atlantic Mortgage Corporation, the Bank's wholly-owned mortgage banking subsidiary that has terminated operations.

         As previously reported, on December 26, 2006, the Company's Audit Committee concluded that, as a result of losses aggregating approximately $1.4 million discovered in the investigation of the un-reconciled inter-company account at Greater Atlantic Mortgage Corporation, the Company's consolidated financial statements for the quarterly periods ended December 31, 2005 and March 31, 2006 and for the years ended September 30, 2004 and 2005 should be restated and should no longer be relied upon.

         To facilitate the restatement of the Company's consolidated financial statements , the Company will amend its previously filed Forms 10-Q for the periods ended December 31, 2005 and March 31, 2006, and reflect the as-adjusted amounts for the years ended September 30, 2004 and 2005 in the Company's Form 10K for the year ended September 30, 2006

         Because of the extent of the restatements required, the Company has concluded that the Form 10-K cannot be filed in the time periods allotted without unreasonable effort and expense.


PART IV -- OTHER INFORMATION

         (1) Name and telephone number of person to contact in regard to this notification

         CARROLL E. AMOS                    (703) 390-0340
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         (Name)                             (Area Code) (Telephone Number)

         (2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). [ ] Yes [X] No

                  Form 10-Q for the period ended June 30, 2006

         (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? [X] Yes [ ] No

         If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

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         The Company will adjust prior financial statements in the amount of
         $1.4 million, the amount the investigation disclosed as the losses that were sustained in Greater Atlantic Mortgage Corporation's warehouse account over a period of five years. While the loss in any given fiscal year did not reach a material amount such as to require restatement, because of the cumulative amount of the loss, the Audit Committee determined to restate the Company's consolidated financial statements in accordance with Statement of Accounting Standards 154 and the Commission's Staff Accounting Bulletin Number 99.

GREATER ATLANTIC FINANCIAL CORP.
--------------------------------
(Name of Registrant as Specified in Charter) has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.



Date: January 2, 2007            By: /s/ Carroll E. Amos
                                     ---------------------------------------
                                     Carroll E. Amos
                                     President and Chief Executive Officer